Net Loss per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss per Share
14.	NET LOSS PER SHARE
The following table sets forth the basic and diluted net loss per share attributable to common stockholders for the periods presented (in thousands, except per share data):

	Year ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(65,011)	$(26,551)
Denominator:
Weighted average common shares outstanding—Basic	109,055,894	102,803,202
Dilutive effect of potential common shares	—	—

Weighted average common shares outstanding—Diluted	109,055,894	102,803,202

Net loss per share attributable to common stockholders—Basic and Diluted	$(0.60)	$(0.26)

Due to net losses for the years ended December 31, 2021 and 2020, basic and diluted net loss per share were the same, as the effect of all potentially dilutive securities would have been anti-dilutive. The following table sets forth the anti-dilutive common share equivalents for the periods listed:

	Year ended December 31,
	2021	2020
Warrants	7,833,332	256,605
Common stock options issued and outstanding	29,238,432	31,618,135
Unvested restricted stock units	7,434,743	—
Conversion of convertible notes	—	16,317,560

Total	44,506,507	48,192,300